-------------------------------
                        Semiannual Report June 30, 1999
                        -------------------------------

                              O P P E N H E I M E R
                                  Money Fund/VA
                 A Series of Oppenheimer Variable Account Funds


                          [graphic of pen and notebook]


                                     [logo]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer Money Fund/VA
--------------------------------------------------------------------------------

================================================================================
Objective
Oppenheimer Money Fund/VA, a series of Oppenheimer Variable Account Funds, primarily seeks maximum current income in "money market" securities and other obligations that offer individual investors low capital risk and the maintenance of liquidity. These may include short-term government securities, certificates of deposit (CDs), bankers' acceptances and commercial paper.

================================================================================
Narrative by Carol E. Wolf, Co-Portfolio Manager
While the rest of the world's economies struggled to generate growth, the U.S. economy remained strong during the first half of 1999. Some of the credit went to the Federal Reserve Board (the Fed), which acted decisively last fall by lowering short-term interest rates to keep U.S. growth on track. A lower interest rate environment stimulates the economy because it makes it more cost-effective for companies to borrow money to finance their operations.
         However, too much economic growth can lead to inflation. With the Asian economic crisis receding into the background during the reporting period, oil prices rebounded, inflation fears were rekindled in the United States and the Fed announced that it was leaning towards raising short-term interest rates. Money market yields rose to reflect the new environment. Indeed, on June 30, 1999, the Fed raised its key short-term interest rate by a quarter point to five percent.
         Oppenheimer Money Fund/VA produced returns that reflected this economic environment.(1) Fund yields were flat until May of 1999 when they rose to reflect the booming economy and fears of inflation. For the six months that ended June 30, 1999, Oppenheimer Money Fund/VA produced a compounded annualized yield of 4.77%. Without compounding, the corresponding yield was 4.66%. The annualized yields, with and without compounding, for the seven days ended June 30, 1999, were 4.70% and 4.60%, respectively.(2)
         Thank you for your continuing confidence in Oppenheimer Money Fund/VA. We look forward to helping you reach your investment goals of safety, liquidity and yield, part of our commitment to you as The Right Way to Invest.



1. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
2. Compounded yields assume reinvestment of dividends, and do not include the charges associated with the separate account products that offer this Fund. Past performance is not indicative of future results. Yields will fluctuate.



2                          Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                                                                 Principal           Value
                                                                                                 Amount              Note 1
================================================================================================================================
Letters of Credit--10.9%
Barclays Bank plc, guaranteeing commercial paper of
Nacional Financiera SNC, 4.97%, 11/18/99                                                         $3,000,000          $ 2,942,016
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, guaranteeing commercial paper of Credit Suisse First
Boston International Ltd.:
4.87%, 9/13/99                                                                                    3,000,000            2,969,968
4.87%, 9/16/99                                                                                    4,500,000            4,453,126
--------------------------------------------------------------------------------------------------------------------------------
First Chicago NBD, guaranteeing commercial paper of First Chicago Financial:
4.85%, 10/14/99                                                                                   3,000,000            2,957,562
4.90%, 7/28/99                                                                                    4,000,000            3,985,300
                                                                                                                     -----------
                                                                                                                      17,307,972
================================================================================================================================
Short-Term Notes--89.5%
--------------------------------------------------------------------------------------------------------------------------------
Asset-Backed--18.8%
Asset Backed Capital Finance, Inc., 4.84%, 10/1/99(1)                                             2,500,000            2,469,078
--------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Cooperative, 5.25%, 8/27/99(1)                                               4,000,000            3,966,750
--------------------------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc.:
Series A, 4.80%, 7/19/99                                                                          2,000,000            1,995,200
Series A, 4.90%, 9/17/99                                                                          2,000,000            1,978,767
--------------------------------------------------------------------------------------------------------------------------------
Corporate Asset Funding Co., Inc., 5.11%, 9/20/99(1)                                              4,000,000            3,954,010
--------------------------------------------------------------------------------------------------------------------------------
Eureka Securitization, Inc., 5.11%, 9/10/99(1)                                                    2,000,000            1,979,844
--------------------------------------------------------------------------------------------------------------------------------
Moat Funding LLC, 5.10%, 7/19/99(1)                                                               4,000,000            3,989,800
--------------------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp., 4.86%, 7/22/99(1)                                            1,000,000              997,165
--------------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 4.85%, 10/8/99(1)                                                            4,000,000            3,946,650
--------------------------------------------------------------------------------------------------------------------------------
Variable Funding Capital Corp., 4.94%, 7/14/99(1)                                                 4,500,000            4,491,972
                                                                                                                     -----------
                                                                                                                      29,769,236
--------------------------------------------------------------------------------------------------------------------------------
Bank Holding Companies--1.2%
Bankers Trust Co., New York, 5.01%, 7/15/99                                                       2,000,000            1,996,103
--------------------------------------------------------------------------------------------------------------------------------
Beverages--2.5%
Coca-Cola Enterprises, Inc., 4.85%, 7/8/99(1)                                                     4,000,000            3,996,228
--------------------------------------------------------------------------------------------------------------------------------
Broker/Dealers--15.3%
Bear Stearns Cos., Inc.:
4.85%, 11/22/99                                                                                   5,000,000            4,903,000
5.03%, 8/18/99(3)                                                                                 2,000,000            2,000,000
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, LP, 4.82%, 10/27/99                                                          5,000,000            4,921,006
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, 4.93%, 7/8/99                                                           4,000,000            3,996,166
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., 6%, 9/13/99(2)                                                  3,600,000            3,600,000
--------------------------------------------------------------------------------------------------------------------------------
NationsBanc Montgomery Securities, LLC, 6.20%, 9/1/99(2)                                          5,000,000            5,000,000
                                                                                                                     -----------
                                                                                                                      24,420,172
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--3.8%
Henkel Corp., 4.88%, 8/27/99(1)                                                                   2,000,000            1,984,547
--------------------------------------------------------------------------------------------------------------------------------
Monsanto Co., 4.83%, 8/19/99                                                                      4,000,000            3,973,703
                                                                                                                     -----------
                                                                                                                       5,958,250


                           Oppenheimer Money Fund/VA                           3

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal           Value
                                                                                                 Amount              Note 1
--------------------------------------------------------------------------------------------------------------------------------
Commercial Finance--10.7%
CIT Group Holdings, Inc., 4.75%, 7/28/99                                                         $3,000,000          $ 2,989,313
--------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, 5.042%, 8/30/99(3)                                                        1,200,000            1,200,000
--------------------------------------------------------------------------------------------------------------------------------
FINOVA Capital Corp.:
4.91%, 9/21/99                                                                                    1,250,000            1,236,020
5%, 9/8/99                                                                                        3,000,000            2,971,250
--------------------------------------------------------------------------------------------------------------------------------
Heller Financial, Inc.:
5.149%, 9/9/99(3)                                                                                 1,500,000            1,500,000
5.271%, 9/1/99(3)                                                                                 1,000,000            1,000,755
6.51%, 9/20/99                                                                                    2,080,000            2,084,706
--------------------------------------------------------------------------------------------------------------------------------
Safeco Credit Co., 5.125%, 7/26/99                                                                4,000,000            3,985,764
                                                                                                                     -----------
                                                                                                                      16,967,808
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--2.5%
Prudential Funding Corp., 4.83%, 9/29/99                                                          4,000,000            3,951,700
--------------------------------------------------------------------------------------------------------------------------------
Diversified Media--2.3%
Omnicom Finance, Inc., 5.08%, 7/30/99                                                             3,600,000            3,585,268
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services--1.8%
Atlas Copco AB, 4.90%, 8/9/99(1)                                                                  2,915,000            2,899,526
--------------------------------------------------------------------------------------------------------------------------------
Insurance--15.7%
AIG Life Insurance Co., 4.93%, 7/1/99(3)(4)                                                       3,000,000            3,000,000
--------------------------------------------------------------------------------------------------------------------------------
General American Life Insurance Co., 5.12%, 7/1/99(3)                                             5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Pacific Mutual Life Insurance Co., 4.941%, 7/1/99(3)(4)                                           5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 4.98%, 7/1/99(3)                                                   5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Security Benefit Life Insurance Co., 4.96%, 7/1/99(3)                                             5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Travelers Insurance Co., 4.917%, 7/1/99(3)(4)                                                     2,000,000            2,000,000
                                                                                                                     -----------
                                                                                                                      25,000,000
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--2.8%
Eaton Corp., 4.84%, 11/5/99                                                                       4,500,000            4,423,165
--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.6%
Equilon Enterprises LLC, 5.80%, 7/1/99                                                              900,000              900,000
--------------------------------------------------------------------------------------------------------------------------------
Oil: International--4.6%
Fina Oil & Chemical Co., 4.90%, 7/13/99(1)                                                        3,000,000            2,995,100
--------------------------------------------------------------------------------------------------------------------------------
Statoil, 5.70%, 7/1/99(1)                                                                         4,307,000            4,307,000
                                                                                                                     -----------
                                                                                                                       7,302,100
--------------------------------------------------------------------------------------------------------------------------------
Special Purpose Financial--4.4%
Intrepid Funding Corp.:
4.85%, 8/5/99(5)                                                                                  3,000,000            2,985,854
4.87%, 10/14/99(5)                                                                                4,000,000            3,943,183
                                                                                                                     -----------
                                                                                                                       6,929,037



4                          Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal          Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications/Technology--2.5%
GTE Corp., 5.135%, 9/13/99(3)                                                                    $4,000,000         $  3,997,559
                                                                                                                    ------------
Total Short-Term Notes                                                                                               142,096,152
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value                                                                           100.4%         159,404,124
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                  (0.4)            (703,673)
                                                                                                 ----------         ------------
Net Assets                                                                                            100.0%        $158,700,451
                                                                                                 ==========         ============

Short-term notes and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $41,977,670 or 26.45% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
2. Represents the current interest rate for a variable rate security.
3. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 1999. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.
4. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $10,000,000, or 6.30% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,929,037 or 4.37% of the Fund's net assets as of June 30, 1999.

See accompanying Notes to Financial Statements.


                           Oppenheimer Money Fund/VA                           5

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

===============================================================================================
Assets
Investments, at value--see accompanying statement                                  $159,404,124
-----------------------------------------------------------------------------------------------
Cash                                                                                     30,326
-----------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                215,075
Shares of beneficial interest sold                                                      157,027
Other                                                                                     2,502
                                                                                   ------------
Total assets                                                                        159,809,054
===============================================================================================
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed                                                  818,760
Dividends                                                                               260,512
Shareholder reports                                                                      12,240
Custodian fees                                                                            2,039
Trustees' compensation                                                                      230
Transfer and shareholder servicing agent fees                                               180
Other                                                                                    14,642
                                                                                   ------------
Total liabilities                                                                     1,108,603
===============================================================================================
Net Assets                                                                         $158,700,451
                                                                                   ============
===============================================================================================
Composition of Net Assets
Paid-in capital                                                                    $158,717,259
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                (16,808)
                                                                                   ------------
Net assets--applicable to 158,717,280 shares of beneficial interest outstanding    $158,700,451
                                                                                   ============
===============================================================================================
Net Asset Value, Redemption Price and Offering Price Per Share                            $1.00

See accompanying Notes to Financial Statements.



6                          Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

==================================================================
Investment Income
Interest                                                $3,913,260
==================================================================
Expenses
Management fees--Note 3                                    343,803
------------------------------------------------------------------
Legal, auditing and other professional fees                  6,056
------------------------------------------------------------------
Custodian fees and expenses                                  5,418
------------------------------------------------------------------
Registration and filing fees                                 4,423
------------------------------------------------------------------
Insurance expenses                                           1,658
------------------------------------------------------------------
Trustees' compensation                                       1,121
------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 3        1,053
------------------------------------------------------------------
Other                                                          446
                                                        ----------
Total expenses                                             363,978
Less expenses paid indirectly--Note 1                         (492)
                                                        ----------
Net expenses                                               363,486
==================================================================
Net Investment Income                                    3,549,774
==================================================================
Net Realized Gain on Investments                             1,540
==================================================================
Net Increase in Net Assets Resulting from Operations    $3,551,314
                                                        ==========

See accompanying Notes to Financial Statements.




                           Oppenheimer Money Fund/VA                           7

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                      Six Months Ended   Year Ended
                                                                                      June 30, 1999      December 31,
                                                                                      (Unaudited)        1998
=====================================================================================================================
Operations
Net investment income                                                                 $  3,549,774       $  7,050,032
---------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                            1,540              9,101
                                                                                      ------------       ------------
Net increase in net assets resulting from operations                                     3,551,314          7,059,133
=====================================================================================================================
Dividends and Distributions to Shareholders                                             (3,561,088)        (7,050,032)
=====================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions--Note 2       6,911,425         25,007,317
=====================================================================================================================
Net Assets
Total increase                                                                           6,901,651         25,016,418
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                    151,798,800        126,782,382
                                                                                      ------------       ------------
End of period                                                                         $158,700,451       $151,798,800
                                                                                      ============       ============


See accompanying Notes to Financial Statements.



8                          Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                            Six Months
                                            Ended
                                            June 30,1999    Year Ended December 31,
                                            (Unaudited)     1998            1997            1996            1995        1994
===============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period           $1.00           $1.00           $1.00           $1.00          $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain          .02             .05             .05             .05            .06         .04
Dividends and distributions to shareholders     (.02)           (.05)           (.05)           (.05)          (.06)       (.04)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00           $1.00           $1.00           $1.00          $1.00       $1.00
                                               =====           =====           =====           =====          =====       =====
===============================================================================================================================
Total Return(1)                                 2.34%           5.25%           5.31%           5.13%          5.62%       4.25%
===============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)    $158,700        $151,799        $126,782        $129,719        $65,386     $89,671
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $154,110        $137,633        $133,707        $ 99,263        $75,136     $90,264
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                           4.64%           5.12%           5.19%           5.01%          5.52%       4.18%
Expenses(3)                                     0.48%           0.50%           0.48%           0.49%          0.51%       0.43%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

See accompanying Notes to Financial Statements.





                           Oppenheimer Money Fund/VA                           9

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund operated under the name Oppenheimer Money Fund through April 30, 1999. The Fund's investment objective is to seek maximum current income from investment in money market securities consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




10                        Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                  Six Months Ended June 30, 1999      Year Ended December 31, 1998
                                                  ------------------------------      -----------------------------
                                                  Shares            Amount            Shares           Amount
-------------------------------------------------------------------------------------------------------------------
Sold                                               128,911,135      $ 128,911,135      318,160,993     $318,160,993
Dividends and distributions reinvested               3,586,555          3,586,555        7,008,382        7,008,382
Redeemed                                          (125,586,265)      (125,586,265)    (300,162,058)    (300,162,058)
                                                  ------------      -------------     ------------     ------------
Net increase                                         6,911,425      $   6,911,425       25,007,317     $ 25,007,317
                                                  ============      =============     ============     ============

================================================================================
3. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets in excess of $1.5 billion. The Fund's management fee for the six months ended June 30, 1999, was 0.45% of average annual net assets.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.



                           Oppenheimer Money Fund/VA                          11

--------------------------------------------------------------------------------
Oppenheimer Money Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds


===============================================================================================
Officers and Trustees                      James C. Swain, Chairman and Chief Executive Officer
                                           Bridget A. Macaskill, President
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           Carol E. Wolf, Vice President
                                           Arthur J. Zimmer, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Vice President and Treasurer
                                           Robert G. Zack, Assistant Secretary
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer


===============================================================================================
Investment Advisor                         OppenheimerFunds, Inc.


===============================================================================================
Transfer Agent                             OppenheimerFunds Services


===============================================================================================
Custodian of Portfolio Securities          The Bank of New York


===============================================================================================
Independent Auditors                       Deloitte & Touche LLP


===============================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been
                                           taken from the records of the Fund without
                                           examination of the independent auditors.

                                           This is a copy of a report to shareholders of
                                           Oppenheimer Money Fund/VA. This report must be
                                           preceded or accompanied by a Prospectus of
                                           Oppenheimer Money Fund/VA. For material information
                                           concerning the Fund, see the Prospectus.

                                           Shares of Oppenheimer funds are not deposits or
                                           obligations of any bank, are not guaranteed by any
                                           bank, are not insured by the FDIC or any other
                                           agency, and involve investment risks, including the
                                           possible loss of the principal amount invested.



12                          Oppenheimer Money Fund/VA